ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	December 31,
	2022	2023
	RMB	RMB
Accounts receivable - third parties	214,819	242,944
Allowance for credit loss - third parties	(81,242)	(99,523)
Accounts receivable - third parties, net	133,577	143,421

Accounts receivable – related parties	104	828
Allowance for credit loss – related parties	(5)	(124)
Accounts receivable – related parties	99	704

The movement of the allowance for credit loss including both account receivables due from third parties and a related party is as follows:

	Year ended December 31,
Allowance for credit loss - third parties	2022	2023
	RMB	RMB
Balance at the beginning of the year	57,344	81,242
Additions charged to credit loss	23,898	18,281
Write-off	-	-
Balance at the end of the year	81,242	99,523

	Year ended December 31,
Allowance for credit loss –related parties	2022	2023
	RMB	RMB
Balance at the beginning of the year	16	5
Additions charged to credit loss	(11)	119
Balance at the end of the year	5	124

The aging analysis table of allowance for credit loss is as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Within 1 year	(7,031)	(61,083)
Thereafter	(74,211)	(38,440)
Allowance for credit loss - third parties	(81,242)	(99,523)

Within 1 year	(5)	(124)
Allowance for credit loss - related parties	(5)	(124)